Leases (Products Under Operating Leases) (Detail) (Operating leases [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Operating leases [Member]
Property Subject to or Available for Operating Lease, Net [Abstract]
Products	$ 94	$ 86
Allowance for Depreciation	(60)	(48)
Property Subject to or Available for Operating Lease, Net, Total	$ 34	$ 38